Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 8.4	$ 19.9	$ 143.5	$ 113.4	$ 107.1
Other comprehensive income (loss), net of tax:
Cumulative translation adjustments	1.8	(2.3)	(14.9)	11.0	(14.3)
Amortization of net actuarial gain (loss)	0.2	0.2	5.8	(1.4)	(3.2)
Total other comprehensive income (loss), net of tax	2.0	(2.1)	(9.1)	9.6	(17.5)
Total comprehensive income	$ 10.4	$ 17.8	$ 134.4	$ 123.0	$ 89.6